Held for sale	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Held for sale

32. Held for sale

The assets and liabilities related to Wall Street English language teaching businesses (WSE), part of the Core and Growth segments, and the K-12 school courseware business (K-12), part of the North America segment, have been presented as held for sale following the approval by the Group’s management to sell both businesses.

	Notes	2017			2016
		WSE	K-12	Total	Total
Non-current assets
Property, plant and equipment	10	16	—	16	—
Intangible assets	11	15	166	181	—
Deferred income tax assets		—	68	68	—
Trade and other receivables		4	23	27	—

		35	257	292	—
Current assets
Intangible assets – pre-publication	20	8	239	247	—
Inventories		—	46	46	—
Trade and other receivables		12	36	48	—
Cash and cash equivalents (excluding overdrafts)	17	127	—	127	—

		147	321	468	—

Assets classified as held for sale		182	578	760	—

Non-current liabilities
Deferred income tax liabilities		(2)	—	(2)	—
Other liabilities		(10)	(274)	(284)	—

		(12)	(274)	(286)	—

Current liabilities
Trade and other liabilities		(152)	(150)	(302)	—

		(152)	(150)	(302)	—

Liabilities classified as held for sale		(164)	(424)	(588)	—

Net assets classified as held for sale		18	154	172	—